Other operating items (Tables)	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Other Operating Items
Other operating items consist of the following:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Impairment of long-lived assets (i)	(152)	(1,230)
Gain on disposals (ii)	11	—
Other operating income (iii)	3	8
Total other operating items	(138)	(1,222)